Share-based compensation - Summary of Outstanding Restricted Shares, Phantom Share Units, Stock Appreciation Rights and Restricted Stock Units (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted shares [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Beginning balance	67,400	85,742	94,533
Number of shares, Granted	1,051,492	67,400	164,326
Number of shares, Vested and exercised	(67,400)	(85,742)	(119,509)
Number of shares, Expired			0
Number of shares, Cancelled	0	0	(53,608)
Number of shares, Ending balance	1,051,492	67,400	85,742
Number of shares, Vested and exercisable	0
W.A. grant date FV, Beginning balance	$ 8.15	$ 7.28	$ 8.89
W.A. grant date FV, Granted	7.84	8.15	7.19
W.A. grant date FV, Vested and exercised	8.15	7.28	8.52
W.A. grant date FV, Expired			0
W.A. grant date FV, Cancelled	0	0	7.10
W.A. grant date FV, Ending balance	7.84	$ 8.15	$ 7.28
W.A. grant date FV, Vested and exercisable	$ 0
Phantom share units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Beginning balance	507,001	567,002	727,001
Number of shares, Granted	0	0	30,000
Number of shares, Vested and exercised	(20,000)	(60,001)	(113,333)
Number of shares, Expired			0
Number of shares, Cancelled	0	0	(76,666)
Number of shares, Ending balance	487,001	507,001	567,002
Number of shares, Vested and exercisable	487,001
W.A. grant date FV, Beginning balance	$ 12.53	$ 12.97	$ 13.60
W.A. grant date FV, Granted	0	0	6.86
W.A. grant date FV, Vested and exercised	6.85	16.68	18.80
W.A. grant date FV, Expired			0
W.A. grant date FV, Cancelled	0	0	7.90
W.A. grant date FV, Ending balance	12.76	$ 12.53	$ 12.97
W.A. grant date FV, Vested and exercisable	$ 12.76
Stock appreciation rights (SARs) [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Beginning balance	0	0	485,974
Number of shares, Granted	0	0	0
Number of shares, Vested and exercised	0	0	0
Number of shares, Expired			(485,974)
Number of shares, Cancelled	0	0	0
Number of shares, Ending balance	0	0	0
Number of shares, Vested and exercisable	0
W.A. grant date FV, Beginning balance	$ 0	$ 0	$ 3.40
W.A. grant date FV, Granted	0	0	0
W.A. grant date FV, Vested and exercised	0	0	0
W.A. grant date FV, Expired			3.40
W.A. grant date FV, Cancelled	0	0	0
W.A. grant date FV, Ending balance	0	$ 0	$ 0
W.A. grant date FV, Vested and exercisable	$ 0
Restricted stock units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Beginning balance	576,964	584,771	71,184
Number of shares, Granted	1,824,786	249,732	609,248
Number of shares, Vested and exercised	(313,231)	(224,073)	(83,220)
Number of shares, Expired			0
Number of shares, Cancelled	(79,635)	(33,466)	(12,441)
Number of shares, Ending balance	2,008,884	576,964	584,771
Number of shares, Vested and exercisable	0
W.A. grant date FV, Beginning balance	$ 8.01	$ 7.91	$ 7.80
W.A. grant date FV, Granted	7.83	8.90	8.18
W.A. grant date FV, Vested and exercised	9.32	8.59	9.87
W.A. grant date FV, Expired			0
W.A. grant date FV, Cancelled	9.84	9.05	7.28
W.A. grant date FV, Ending balance	7.57	$ 8.01	$ 7.91
W.A. grant date FV, Vested and exercisable	$ 0
Stock options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Beginning balance	500,000	500,000	0
Number of shares, Granted	1,500,000	0	500,000
Number of shares, Vested and exercised	0	0	0
Number of shares, Expired			0
Number of shares, Cancelled	0	0	0
Number of shares, Ending balance	2,000,000	500,000	500,000
Number of shares, Vested and exercisable	200,000
W.A. grant date FV, Beginning balance	$ 2.45	$ 2.45	$ 0
W.A. grant date FV, Granted	2.57	0	2.45
W.A. grant date FV, Vested and exercised	0	0	0
W.A. grant date FV, Expired			0
W.A. grant date FV, Cancelled	0	0	0
W.A. grant date FV, Ending balance	2.51	$ 2.45	$ 2.45
W.A. grant date FV, Vested and exercisable	$ 2.54